Goodwill	18 Months Ended
Oct. 31, 2018
Goodwill [Abstract]
Goodwill
10 Goodwill
		October 31, 2018		April 30, 2017
	Note	$	’000	$	’000
Cost and net book amount
At 1 May			2,828,604		2,436,168
Acquisitions	39		4,863,962		392,436
Reclassification to assets held for sale	19		(887,523)		-
			6,805,043		2,828,604
A segment-level summary of the goodwill allocation is presented below:
Micro Focus			6,805,043		1,969,038
SUSE			-		859,566
			6,805,043		2,828,604

Goodwill acquired through business combinations has been allocated to a cash generating unit (“CGU”) for the purpose of impairment testing.

The goodwill arising on the acquisition of the HPE Software business of $4,858.4m (note 39) and COBOL-IT, SAS (“COBOL-IT”) $5.6m (note 39) have been allocated to the Micro Focus CGU as this is consistent with the segment reporting that used in internal management reporting.

Of the additions to goodwill, there is no amount expected to be deductible for tax purposes.

Impairment Test
Impairment of goodwill is tested annually, or more frequently where there is indication of impairment.  An impairment test is a comparison of the carrying value of the assets of the CGU with their recoverable amount. Where the recoverable amount is less than the carrying value, an impairment results.

The annual impairment test has historically been carried out at April 30. Going forward, starting with this period end, the annual test has been moved to October 31, to align with the new period-end.

During the period as a result of the proposed divestiture of SUSE, $859,566k of Goodwill historically allocated to the SUSE CGU has been reclassified within assets held for sale (note 19). The SUSE goodwill was subject to impairment test both at the point it was initially recorded as an asset held for sale and again at period end. At both dates on a fair value less costs to sell basis, based on the agreed cash consideration of $2.535 billion, no impairment was identified. As a result of the proposed Atalla disposal (which completed post period end, note 19), $27.9m of goodwill was also reclassified within assets held for sale from the Micro Focus CGU. No impairment was identified.

The recoverable amount of the Micro Focus CGU is determined based on its Value In Use (“VIU”). The VIU includes estimates about the future financial performance of the CGU and is based on five-year projections and then a terminal value calculation. It utilizes discounted board approved forecasts for 2019 and 2020 with the following three years also reflecting management’s expectation of the medium and long-term growth prospects which have been applied based upon the expected operating performance of the CGU and growth prospects in the CGU’s market. The cash flow projections and inputs combine past performance with adjustments as appropriate where the directors believe that past performance and rates are not indicative of future performance and rates.

Key assumptions
Key assumptions in the VIU are considered to be the discount rate and long-term growth rate. These have been assessed taking into consideration the current economic climate and the resulting impact on expected growth and discount rates.

The long-term growth rate and discount rate used in the VIU calculation are:

	2018	2017
Long-term growth rate	1.0%	1.0%
Pre-tax discount rate (based upon the Groups weighted average cost of capital “WACC”)	9.7%	11.4%

The directors have considered reasonably possible changes in the key assumptions that could have an adverse impact, taking into consideration that the Group is insulated from some significant adverse impacts by its geographical spread and that the Group’s cost base is flexible and could quickly respond to market changes.

The directors have assessed that a reasonably possible absolute change in the discount rate is 2.0% (April 30, 2017: 2.0%) and such an increase  would cause the carrying value of the Micro Focus CGU to exceed its recoverable amount. An increase in the discount rate of 1.3% to 11.0% would reduce the amount by which the recoverable amount exceeds its carrying value from $2.2 billion to $nil. The directors have also assessed that there is not a reasonably possible change in the long-term growth rate that would result in an impairment.

No impairment charge resulted from the goodwill tests for impairment in the 18 months ended October 31, 2018 (April 30, 2017: no impairment).